Stockholders' equity	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Stockholders' equity

Note 23 – Stockholders' equity

The Corporation has 30,000,000 shares of authorized preferred stock that may be issued in one or more series, and the shares of each series shall have such rights and preferences as shall be fixed by the Board of Directors when authorizing the issuance of that particular series. The Corporation's shares of preferred stock issued and outstanding at December 31, 2011 and 2010 consisted of:

  6.375% non-cumulative monthly income preferred stock, 2003 Series A, no par value, liquidation preference value of $25 per share. Holders on record of the 2003 Series A Preferred Stock are entitled to receive, when, as and if declared by the Board of Directors of the Corporation or an authorized committee thereof, out of funds legally available, non-cumulative cash dividends at the annual rate per share of 6.375% of their liquidation preference value, or $0.1328125 per share per month. These shares of preferred stock are perpetual, nonconvertible, have no preferential rights to purchase any securities of the Corporation and are redeemable solely at the option of the Corporation with the consent of the Board of Governors of the Federal Reserve System. The redemption price per share is $25.00. The shares of 2003 Series A Preferred Stock have no voting rights, except for certain rights in instances when the Corporation does not pay dividends for a defined period. These shares are not subject to any sinking fund requirement. Cash dividends declared and paid on the 2003 Series A Preferred Stock amounted to $ 1.4 million for the year ended December 31, 2011 (2010 - $ 117.6 thousand; 2009 - $ 6.0 million). Outstanding shares of 2003 Series A Preferred Stock amounted to 885,726 at December 31, 2011, 2010 and 2009.
  8.25% non-cumulative monthly income preferred stock, 2008 Series B, no par value, liquidation preference value of $25 per share. The shares of 2008 Series B Preferred Stock were issued in May 2008. Holders of record of the 2008 Series B Preferred Stock are entitled to receive, when, as and if declared by the Board of Directors of the Corporation or an authorized committee thereof, out of funds legally available, non-cumulative cash dividends at the annual rate per share of 8.25% of their liquidation preferences, or $0.171875 per share per month. These shares of preferred stock are perpetual, nonconvertible, have no preferential rights to purchase any securities of the Corporation and are redeemable solely at the option of the Corporation with the consent of the Board of Governors of the Federal Reserve System beginning on May 28, 2013. The redemption price per share is $25.50 from May 28, 2013 through May 28, 2014, $25.25 from May 28, 2014 through May 28, 2015 and $25.00 from May 28, 2015 and thereafter. Cash dividends declared and paid on the 2008 Series B Preferred Stock amounted to $ 2.3 million for the year ended December 31, 2011 (2010 - $ 192.6 thousand; 2009 - $ 16.5 million). Outstanding shares of 2008 Series B Preferred Stock amounted to 1,120,665 at December 31, 2011, 2010 and 2009.

As part of the Series C Preferred Stock transaction with the U.S. Treasury effected on December 5, 2008, the Corporation issued to the U.S. Treasury a warrant to purchase 20,932,836 shares of the Corporation's common stock at an exercise price of $6.70 per share, which continues to be outstanding in full and without amendment at December 31, 2011. The warrant is immediately exercisable, subject to certain restrictions, and has a 10-year term. The exercise price and number of shares subject to the warrant are both subject to anti-dilution adjustments. The U.S. Treasury may not exercise voting power with respect to shares of common stock issued upon exercise of the warrant. The trust preferred securities issued to the U.S. Treasury, which are described in Notes 21 and 22 to the financial statements, the warrant or the shares issuable upon exercise of the warrant are not subject to any contractual restriction on transfer.

The Corporation's common stock trades on the NASDAQ Stock Market (the “NASDAQ”) under the symbol BPOP. The Corporation voluntarily delisted its 2003 Series A and 2008 Series B Preferred Stock from the NASDAQ effective October 8, 2009.

On May 4, 2010, following stockholder approval, the Corporation amended its restated certificate of incorporation to provide for an increase in the number of shares of the Corporation's common stock authorized for issuance from 700 million shares to 1.7 billion shares.

In April 2010, the Corporation raised $1.15 billion through the sale of 46,000,000 depositary shares, each representing a 1/40th interest in a share of Contingent Convertible Perpetual Non-Cumulative Preferred Stock, Series D, no par value, $1,000 liquidation preference per share. The preferred stock represented by depositary shares automatically converted into shares of the Corporation's common stock at a conversion rate of 8.3333 shares of common stock for each depositary share on May 11, 2010. The conversion of the depositary shares of preferred stock resulted in the issuance of 383,333,333 additional shares of common stock. The net proceeds from the public offering amounted to approximately $1.1 billion, after deducting the underwriting discount and estimated offering expenses. Note 32 to the consolidated financial statements provides information on the impact of the conversion on net income per common share.

As described in Note 22 to the financial statements, during 2009, the Corporation issued 357,510,076 new shares of common stock in exchange of its Series A and Series B preferred stocks and trust preferred securities, which resulted in an increase in common stockholders' equity of $923 million. This increase included newly issued common stock and surplus of $612.4 million and a favorable impact to accumulated deficit of $311 million, including $80.3 million in gains on the extinguishment of junior subordinated debentures that relate to the trust preferred securities.

On February 19, 2009, the Board of Directors of the Corporation resolved to retire 13,597,261 shares of the Corporation's common stock that were held by the Corporation as treasury shares. It is the Corporation's accounting policy to account, at retirement, for the excess of the cost of the treasury stock over its par value entirely to surplus. The impact of the retirement is reflected in the consolidated statements of changes in stockholders' equity.

The Corporation's common stock ranks junior to all series of preferred stock as to dividend rights and / or as to rights on liquidation, dissolution or winding up of the Corporation. Dividends on each series of preferred stocks are payable if declared. The Corporation's ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, its common stock is subject to certain restrictions in the event that the Corporation fails to pay or set aside full dividends on the preferred stock for the latest dividend period. The ability of the Corporation to pay dividends in the future is limited by regulatory requirements and approval, the Corporation's agreements with the U.S. Treasury, legal availability of funds, recent and projected financial results, capital levels and liquidity of the Corporation, general business conditions and other factors deemed relevant by the Corporation's Board of Directors.

During the years ended December 31, 2011 and 2010, the Corporation did not declare dividends on its common stock (2009 - cash dividends of $0.02 per common share outstanding or $5.6 million).

The Banking Act of the Commonwealth of Puerto Rico requires that a minimum of 10% of BPPR's net income for the year be transferred to a statutory reserve account until such statutory reserve equals the total of paid-in capital on common and preferred stock. Any losses incurred by a bank must first be charged to retained earnings and then to the reserve fund. Amounts credited to the reserve fund may not be used to pay dividends without the prior consent of the Puerto Rico Commissioner of Financial Institutions. The failure to maintain sufficient statutory reserves would preclude BPPR from paying dividends. BPPR's statutory reserve fund amounted to $ 415 million at December 31, 2011 (2010 and 2009 - $ 402 million). During 2011, $ 13 million was transferred to the statutory reserve account (2009 - $ 10 million). There were no transfers to the statutory reserve during 2010. BPPR was in compliance with the statutory reserve requirement in 2011, 2010 and 2009.